STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Expenses:
Professional fees	$ 30,835	$ 64,740	$ 70,364
Office and sundry	5,660	8,443	20,973
Consulting fees	81,665	6,172	128,630
Transfer agent fees	4,640	1,861	4,787
Accretion expense	13,970	6,566	13,622
Impairment of oil & gas properties	164,566	7,831,570	0
Total operating expenses	301,336	7,919,352	238,376
Other income (expense):
Interest income	815	998	0
Interest income, related party	0	1,153	8,015
Interest expense	(282)	(264)	0
Gain (loss) on disposal of properties	42,502	0	(45,355)
Foreign exchange loss	(564)	111	23,104
Change in fair value of derivative liability	538,826	584,880	3,006,205
Total other income	581,297	586,878	2,991,969
Net income (loss)	279,961	(7,332,474)	2,753,593
Other comprehensive income (loss)
Foreign currency translation adjustment	(34,325)	161,864	(725,671)
Comprehensive (loss) income	$ 245,636	$ (7,170,610)	$ 2,027,922
Basis and diluted earnings (loss) per share (Note 10)
Basic income (loss) per common share	$ .02	$ (0.56)	$ 0.30
Diluted income (loss) per common share	$ .02	$ (0.56)	$ 0.30
Basic weighted average number of shares outstanding	14,880,909	13,035,203	9,115,416
Diluted weighted average number of shares outstanding	15,310,909	13,035,203	9,161,527